Asset Retirement Obligations	12 Months Ended
Dec. 31, 2017
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Asset Retirement Obligations
31	ASSET RETIREMENT OBLIGATIONS

	2017	2016	2015
	RMB	RMB	RMB
At beginning of the year	125,392	117,996	109,154
Liabilities incurred	2,981	2,942	4,266
Liabilities settled	(2,012)	(843)	(677)
Accretion expense (Note 10)	5,453	5,126	5,950
Currency translation differences	(268)	171	(697)

At end of the year	131,546	125,392	117,996

Asset retirement obligations relate to oil and gas properties (Note 15).